Business Acquisitions (Tables)	3 Months Ended
Sep. 27, 2014
Business Acquisition [Line Items]
Business Combination, Separately Recognized Transactions [Table Text Block]
The below table indicates the purchase price allocation for fiscal 2014 acquisitions (in millions):

	Aspen	Fera	Elan
Purchase price paid	$53.7	$17.3	$9,451.9
Contingent consideration	—	0.8	—
Total purchase consideration	$53.7	$18.1	$9,451.9

Assets acquired:
Cash and cash equivalents	$—	$—	$1,807.3
Investment securities	—	—	100.0
Accounts receivable	—	—	44.2
Inventories	2.7	0.3	—
Prepaid expenses and other current assets	—	—	27.1
Property and equipment	—	—	9.2
Goodwill	4.6	—	2,333.1
Intangible assets:
Trade names and trademarks	34.8	—	—
Customer relationships	9.8	—	—
Non-competition agreements	1.8	—	—
Distribution and license agreements	—	17.8	5,811.0
Intangible assets	46.4	17.8	5,811.0
Other non-current assets	—	—	93.4
Total assets	53.7	18.1	10,225.3
Liabilities assumed:
Accounts payable	—	—	2.0
Accrued liabilities	—	—	120.8
Deferred tax liabilities	—	—	631.8
Other non-current liabilities	—	—	18.8
Total liabilities	—	—	773.4
Net assets acquired	$53.7	$18.1	$9,451.9

Elan Corporation [Member]
Business Acquisition [Line Items]
Fair value of consideration transferred in business acquisition [Table Text Block]
Elan Corporation, plc – On December 18, 2013, the Company acquired Elan in a cash and stock transaction as follows (in millions, except per share data):

Elan shares outstanding as of December 18, 2013	515.7
Exchange ratio per share	0.07636
Total Perrigo shares issued to Elan shareholders	39.4
Perrigo per share value at transaction close on December 18, 2013	$155.34
Total value of Perrigo shares issued to Elan shareholders	6,117.2
Cash consideration paid at $6.25 per Elan share	3,223.2
Cash consideration paid for vested Elan stock options and share awards	111.5
Total consideration	$9,451.9

Schedule of acquisition-related costs [Table Text Block]
The table below details these transaction costs and where they were recorded in the Consolidated Statement of Income for fiscal 2014 (in millions).

Line item	Fiscal 2014
Administration	$108.9
Interest expense, net	10.0
Other expense (income), net	0.2
Loss on extinguishment of debt	165.8
Total acquisition-related costs	$284.9

Business Combination, Segment Allocation [Table Text Block]
The following table reflects the allocation by reportable segment (in millions):

Segment	Goodwill
Consumer Healthcare	$1,110.0
Rx Pharmaceuticals	845.1
Nutritionals	177.4
Specialty Sciences	200.6
Total	$2,333.1